Environment (Tables)	12 Months Ended
Dec. 31, 2020
Environmental Matters [Abstract]
Summary of Environmental Expenses
				12-31-2020						12-31-2019
Disbursing Company	Project Name	Environmental Description	Project Status [Finished, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements	Amount of prior period disbursement
		Monitoring & hydrometeorological studies	In progress	480	-	480	-		480	522
Emgesa S.A. E.S.P.	Central Hidroelectrica El Quimbo	Other	In progress	276	-	276	-		276	208
	Project	Law 99	In progress	-	-	-	4,221	12-31-2022	4,221	4,588
Empresa Distribuidora Sur S.A.	Contaminating Material	Manipulation of contaminating material	In progress	74	-	74	-		74	133
	Pcbs Decommissioning	Under Law 1196 of 2008, Colombia adopted the Stockholm Convention and this was regulated with the Ministry of the Environment's Resolution 222 of December 15, 2011, recognizing the provision for the decommissioning of transformers contaminated with PCBs.	In progress	2,341	2,180	161	5,375	12-31-2027	7,716	7,838
Compañía Distribuidora y Comercializadora de Energía S.A.	Nueva Esperanza Environmental Compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 issued by the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, which approves the substitution of the protecting and producing forestry reserve of the upper basin of the Bogota River, committing the Company to undertaking a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran Sabana and Compartir substations	In progress	83	83	-	309	12-31-2022	392	309
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters and studies of environmental aspects	Completed	222	-	222	-	12-31-2020	222	78
	Environmental Studies	Studies of environmental aspects	Completed	103	-	103	-		103	116
Enel Generación Perú S.A.	Waste Management	Handling of hazardous waste	Completed	204	-	204	-		204	342
	Mitigation and Restoration	Protection and recovery of soil and water	Completed	6	-	6	-		6	29
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	Completed	111	-	111	-		111	86
	Landscaping and Green Areas	Maintaining green areas and small fauna	Completed	89	-	89	-		89	90
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters	Completed	55	-	55	-		55	35
	Environmental Studies	Environmental aspect studies	Completed	22	-	22	-		22	29
Enel Generación Piura S.A.	Waste Management	Handling of hazardous waste	Completed	37	-	37	-		37	76
	Environmental Monitoring	Protection of the air and climate, noise reduction	Completed	28	-	28	-		28	42
	Landscaping and Green Areas	Maintaining green areas and small fauna	Completed	42	-	42	-		42	-
	Prevention Activities	Protection of the air and climate, noise reduction, protection against radiation	Completed	72	-	72	-		72	-
	Environmental Studies	Environmental aspect studies	Completed	31	-	31	-		31	24
Chinango S.A.C.	Waste Management	Handling of hazardous waste	Completed	115	-	115	-		115	53
	Mitigation and Restoration	Protection and recovery of soil and water	Completed	7	-	7	-		7	19
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	Completed	108	-	108	-		108	277
Total				4,506	2,263	2,243	9,905	-	14,411	14,894

				12-31-2019
Disbursing Company	Project Name	Environmental Description	Project Status [Finished, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
		Monitoring & hydrometeorological studies	In progress	522	-	522	-	-	522
Emgesa S.A. E.S.P.	Central Hidroelectrica El Quimbo	Other	In progress	208	-	208	-	-	208
	Project	Law 99	In progress	-	-	-	4,588	12-31-2021	4,588
Empresa Distribuidora Sur S.A.	Contaminating Material	Manipulation of contaminating material	In progress	133	-	133	-		133
	Pcbs Decommissioning	Under Law 1196 of 2008, Colombia adopted the Stockholm Convention and this was regulated with the Ministry of the Environment's Resolution 222 of December 15, 2011, recognizing the provision for the decommissioning of transformers contaminated with PCBs.	In progress	1,693	1,399	294	6,145	12-31-2027	7,838
Compañía Distribuidora y Comercializadora de Energía S.A.	Nueva Esperanza Environmental Compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 issued by the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, which approves the substitution of the protecting and producing forestry reserve of the upper basin of the Bogota River, committing the Company to undertaking a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran Sabana and Compartir substations	In progress	204	189	15	105	12-31-2019	309
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters	In progress	78	-	78	-	12-31-2019	78
	Environmental Studies	Environmental aspect studies	In progress	116	-	116	-	12-31-2019	116
	Waste Management	Handling of hazardous waste	In progress	342	-	342	-	12-31-2019	342
Enel Generación Perú S.A.	Mitigation and Restoration	Protection and recovery of soil and water	In progress	29	-	29	-	12-31-2019	29
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	In progress	86	-	86	-	12-31-2019	86
	Landscaping and Green Areas	Maintaining green areas and small fauna	In progress	90	-	90	-	12-31-2019	90
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters	In progress	35	-	35	-	12-31-2019	35
	Environmental Studies	Environmental aspect studies	In progress	29	-	29	-	12-31-2019	29
Enel Generación Piura S.A.	Waste Management	Handling of hazardous waste	In progress	76	-	76	-	12-31-2019	76
	Environmental Monitoring	Protection of the air and climate, noise reduction.	In progress	42	-	42	-	12-31-2019	42
	Landscaping and Green Areas	Maintaining green areas and small fauna	In progress	49	-	49	-	12-31-2019	49
	Environmental Studies	Environmental aspect studies	In progress	24	-	24	-	12-31-2019	24
	Waste Management	Handling of hazardous waste	In progress	53	-	53	-	12-31-2019	53
Chinango S.A.C.	Mitigation and Restoration	Protection and recovery of soil and water	In progress	19	-	19	-	12-31-2019	19
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	In progress	277	-	277	-	12-31-2019	277
Enel Distribución S.A.	Waste Management	Elimination of particles and other special waste	Completed	243	-	243	-	12-31-2019	243
Total				4,348	1,588	2,760	10,838	-	15,186

ti
				12-31-2018
Disbursing Company	Project Name	Environmental Description	Project Status [Finished, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Emgesa S.A. E.S.P.	Central Hidroelectrica El Quimbo Project	Environmental Management Plan El Quimbo	In progress	-	-	-	7,495	12-31-2020	7,495
Empresa Distribuidora Sur S.A.	Contaminating Material	Manipulation of contaminating material	In progress	130	-	130	-	-	130
	Prevention Activities	Protection of environmental biodiversity	In progress	57	-	57	-	12-31-2018	57
	Environmental Studies	Environmental aspect studies	In progress	63	-	63	-	12-31-2018	63
Chinango S.A.C.	Waste Management	Handling of hazardous waste	In progress	44	-	44	-	12-31-2018	44
	Mitigation and Restoration	Protection and recovery of soil and water	In progress	-	-	-	-	12-31-2018	-
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	In progress	426	-	426	-	12-31-2018	426
	Landscaping and Green Areas	Maintaining green areas and small fauna	In progress	11	-	11	-	12-31-2018	11
	Pcbs Decommissioning	Under Law 1196 of 2008, Colombia adopted the Stockholm Convention and this was regulated with the Ministry of the Environment's Resolution 222 of December 15, 2011, recognizing the provision for the decommissioning of transformers contaminated with PCBs.	In progress	373	113	260	7	12-31-2018	380
Compañía Distribuidora y Comercializadora de Energía S.A.	Nueva Esperanza Environmental Compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 issued by the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, which approves the substitution of the protecting and producing forestry reserve of the upper basin of the Bogota River, committing the Company to undertaking a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran Sabana and Compartir substations	In progress	493	481	12	1	12-31-2019	494
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters	In progress	301	-	301	-	12-31-2018	301
	Environmental Studies	Environmental aspect studies	In progress	256	-	256	-	12-31-2018	256
	Waste Management	Handling of hazardous waste	In progress	314	-	314	-	12-31-2018	314
Enel Generación Perú S.A.	Mitigation and Restoration	Protection and recovery of soil and water	In progress	37	-	37	-	12-31-2018	37
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	In progress	180	-	180	-	12-31-2018	180
	Landscaping and Green Areas	Maintaining green areas and small fauna	In progress	220	-	220	-	12-31-2018	220
Total				2,905	594	2,311	7,503	-	10,408